Note 2. Summary of Significant Accounting Policies: Purchased Intangibles and Other Long-lived Assets (Detail)	12 Months Ended
Dec. 31, 2016
Customer Relationships | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Customer Relationships | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years
Permits, Licenses, and Lease Acquisition Costs | Minimum
Finite-Lived Intangible Asset, Useful Life	10 years
Permits, Licenses, and Lease Acquisition Costs | Maximum
Finite-Lived Intangible Asset, Useful Life	50 years
Noncompetition and Non-solicitation Agreements | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Noncompetition and Non-solicitation Agreements | Maximum
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Trade Names | Minimum
Finite-Lived Intangible Asset, Useful Life	2 years
Trademarks and Trade Names | Maximum
Finite-Lived Intangible Asset, Useful Life	3 years